Shareholder Fees - Admiral - Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares	Dec. 17, 2021 USD ($)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20